10. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Tables
Future minimum lease payments
Fiscal Year
2015	$62,169
2016	64,299
2017	66,519
2018	16,770
$209,757

Fiscal Year
2014	$60,093
2015	62,169
2016	64,299
2017	66,519
2018	16,770
$269,850